INCOME TAXES	12 Months Ended
Aug. 31, 2012
Notes to Financial Statements
INCOME TAXES
NOTE 6– INCOME TAXES

The following table sets forth a reconciliation of the federal income tax for the year ended August 31, 2012 and 2011:

	2012	2011

Loss before income taxes	$(14,374,600)	$(7,020,114)

Income tax benefit computed at statutory rates	$(4,887,364)	$(2,386,839)
Increase in valuation allowance	3,701,883	1,226,000
Non-deductible stock compensation	1,136,237	1,160,000
Permanent differences, nondeductible expenses	4,771	2,680
Other	44,473	(1,841)
Tax benefit	$-	$-

The tax effects of the temporary differences between reportable financial statement income and taxable income are recognized as a deferred tax asset and liability.  Significant components of the deferred tax assets are set out below along with a valuation allowance to reduce the net deferred tax asset to zero.

In order to comply with generally accepted accounting principles, management has decided to establish a valuation allowance because of the potential that the tax benefits underlying deferred tax asset may not be realized.  Significant components of our deferred tax asset at August 31, 2012 and 2011 are as follows:

Deferred tax assets (liability)	2012	2011
Net operating loss carryfowards	$2,248,448	$952,157
Stock compensation	1,136,237	1,160,000
Assets, exploration cost, depreciation and amortization	2,843,950	414,595
Utilization of net operating loss carryforwards	-	-
Less: valuation allowance	(6,228,635)	(2,526,752)

Net deferred tax assets	$-	$-

As a result of a change in control effective in April 2007, our net operating losses prior to that date may be partially or entirely unavailable, by law, to offset future income and, accordingly, are excluded from the associated deferred tax asset.

The net operating loss carryforward in the approximate amount of $6,613,000 will begin to expire in 2032.  We file income tax returns in the United States and in one state jurisdiction.  With few exceptions, we are no longer subject to United States federal income tax examinations for fiscal years ending before 2008, and is no longer subject to state tax examinations for years before 2007.